Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Allowance for doubtful accounts, accounts receivable	$ 134,960	$ 47,199
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares issued	25,216,523	11,675,216
Ordinary shares, shares outstanding	25,216,523	11,675,216